Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2040 Fund - Fidelity Freedom Blend 2040 Fund	May 30, 2023 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604